UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
            ------------------------------------------
Address:    10100 Santa Monica Blvd
            ------------------------------------------
            Suite 1550
            ------------------------------------------
            Los Angeles, CA 90067
            ------------------------------------------

Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
          --------------------------------------------
Title:    COO & Partner
          --------------------------------------------
Phone:    (310) 201-7909
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim McCoy               Los Angeles, California               05/13/08
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                   34
                                              --------------

Form 13F Information Table Value Total:             $104,733
                                              --------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER                 TITLE OF CLASS    CUSIP    VALUE    SHRS OR   SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
                                                         (x$1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC                   Nasdaq OTC    00826T108   2,698   155,000   SH            sole                155,000
ALCON INC                        Common        H01301102   3,983    28,000   SH            sole                 28,000
ALEXION PHARMACEUTICALS INC      Nasdaq OTC    015351109   2,372    40,000   SH            sole                 40,000
ALNYLAM PHARMACEUTICALS INC      Nasdaq OTC    02043Q107   2,440   100,000   SH            sole                100,000
AMERICAN MED SYS HLDGS INC       Nasdaq OTC    02744M108   2,483   175,000   SH            sole                175,000
APPLERA CORP COM APPLIED         Common        038020103   2,628    80,000   SH            sole                 80,000
APPLERA CORP COM CELERA
  GENOMICS                       Common        038020202   2,205   150,000   SH            sole                150,000
BARR LABORATORIES INC            Common        068306109   3,140    65,000   SH            sole                 65,000
BECKMAN COULTER INC              Common        075811109   2,904    45,000   SH            sole                 45,000
BIOMARIN PHARMACEUTICAL INC      Nasdaq OTC    09061G101   3,713   105,000   SH            sole                105,000
CELGENE CORP                     Nasdaq OTC    151020104   3,861    63,000   SH            sole                 63,000
CONCEPTUS INC                    Nasdaq OTC    206016107   2,320   125,000   SH            sole                125,000
EXPRESS SCRIPTS INC-CL A         Nasdaq OTC    302182100   3,859    60,000   SH            sole                 60,000
GENENTECH INC                    Common        368710406   3,815    47,000   SH            sole                 47,000
GILEAD SCIENCES INC              Nasdaq OTC    375558103   3,864    75,000   SH            sole                 75,000
HEALTHEXTRAS INC                 Nasdaq OTC    422211102   3,726   150,000   SH            sole                150,000
HEALTHWAYS INC                   Nasdaq OTC    422245100   3,887   110,000   SH            sole                110,000
ILLUMINA INC                     Nasdaq OTC    452327109   3,036    40,000   SH            sole                 40,000
IMCLONE SYSTEMS INC              Nasdaq OTC    45245W109   3,775    89,000   SH            sole                 89,000
INCYTE PHARMACEUTICALS INC       Nasdaq OTC    45337C102   2,574   245,000   SH            sole                245,000
LIFECELL CORP                    Nasdaq OTC    531927101   3,782    90,000   SH            sole                 90,000
LUMINEX CORP DEL                 Nasdaq OTC    55027E102   2,947   150,000   SH            sole                150,000
MILLENNIUM PHARMACEUTICALS
  INC                            Nasdaq OTC    599902103   3,942   255,000   SH            sole                255,000
NUVASIVE INC                     Nasdaq OTC    670704105   2,795    81,000   SH            sole                 81,000
OMNICELL INC                     Nasdaq OTC    68213N109   2,613   130,000   SH            sole                130,000
PSYCHIATRIC SOLUTIONS INC        Nasdaq OTC    74439H108   2,883    85,000   SH            sole                 85,000
QIAGEN NV EUR 0.01               Common        N72482107   3,120   150,000   SH            sole                150,000
RIGEL PHARMACEUTICALS INC        Nasdaq OTC    766559603   2,332   125,000   SH            sole                125,000
SHIRE PHARMACEUTICALS
  GROUP ADR                      Common        82481R106   3,767    65,000   SH            sole                 65,000
SONOSITE INC                     Nasdaq OTC    83568G104   3,411   120,000   SH            sole                120,000
UNITED THERAPEUTICS CORP DEL     Nasdaq OTC    91307C102   3,901    45,000   SH            sole                 45,000
WRIGHT MEDICAL GROUP INC         Nasdaq OTC    98235T107   2,414   100,000   SH            sole                100,000
ZIMMER HLDGS INC                 Nasdaq OTC    98956P102   3,503    45,000   SH            sole                 45,000
CALL ARTHROCARE CORP APR 45.00   Option        0431367DI      40     4,000   SH  CALL      sole                  4,000